STRALEM FUND


                                  Stralem Fund
                               Stralem Equity Fund




                              FINANCIAL STATEMENTS

                                  JUNE 30, 2000

                                   (unaudited)


STRALEM FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000
(unaudited)

                                                            Stralem             Stralem Equity
                                                              Fund                   Fund
                                                              ----                   ----
ASSETS
 Investments, at market value
        Common stocks                                     $31,517,166            22,590,616
        United States Government obligations               30,246,696                   --
        Money market mutual funds                           1,149,322             4,487,055
                                                          -----------
                                                           62,913,184            27,077,671

                 Receivable for shares sold                    14,989                   --
                 Interest and dividends receivable            432,661                30,612
 Prepaid expenses and other                                     3,053                26,637
                                                          -----------           -----------
                                                           63,363,887            27,134,920
LIABILITIES
        Payable for shares reacquired                           8,000                   --
        Accrued expenses                                      163,960                99,783
                                                          -----------           -----------
                                                              171,960                99,783
                                                          -----------           -----------
Net assets applicable to outstanding shares of
beneficial interest                                       $63,191,927           $27,035,137
                                                          ===========           ===========
Net asset value per share - based on 3,657,871
shares (Fund) and 261,596 shares (Equity Fund)
of beneficial interest outstanding
(offering price and redemption price)                          $17.28               $103.35
                                                          ===========           ===========


See notes to financial statements

STRALEM FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2000
(unaudited)

Number of Shares                                                    Market Value
----------------                                                    ------------
                    Common Stocks (50.09%)
                      Computer and Peripherals (5.96%)
     14,900         Hewlett-Packard Co.                               $1,860,636
    *20,800         Sun Microsystems                                   1,891,500
                      Computer Software and Service (8.29%)
     30,100         Automatic Data Processing                          1,612,231
    *14,800         Microsoft Corp.                                    1,184,000
    *28,800         Oracle Corp.                                       2,421,000
                      Electrical Equipment (5.31%)
     27,400         Emerson Electric Co.                               1,654,275
     31,800         General Electric Company                           1,685,400
                      Insurance (1.53%)
     20,000         MBIA, Inc.                                           963,750
                      Home Appliance (1.87%)
     25,200         Whirlpool Corp.                                    1,174,950
                      Medical Supplies (5.81%)
     17,200         Johnson & Johnson                                  1,752,250
     38,200         Medtronic Inc.                                     1,902,838
                      Office Equipment and Supplies (1.76%)
     53,300         Xerox Corp.                                        1,105,975
                      Personal Care (2.24%)
     24,200         Bristol-Myers Squibb                               1,409,650
                      Pharmaceuticals (2.70%)
     22,200         Merck & Co. Inc.                                   1,701,075
                      Precision Instrument (.67%)
    * 5,682         Agilent Technologies, Inc.                           419,048
                      Restaurant (2.06%)
     39,400         McDonalds Corp.                                    1,297,738
                      Retail Stores (3.91%)
     32,600         The Gap                                            1,018,750
     25,000         Wal-Mart Stores, Inc.                              1,440,625
                      Semiconductor (3.83%)
     18,000         Intel Corp.                                        2,406,375
                      Telecommunications Equipment (2.70%)
     28,700         Lucent Technologies                                1,700,475
                      Telecommunications Service (1.45%)
     18,000         Bell Atlantic Corp.                                  914,625
                                                                    ------------
                         (cost $14,355,377)                           31,517,166
                                                                    ============

JUNE 30, 2000
(unaudited)


Face Value                                                        Market Value
----------                                                        ------------
                 United States Government obligations (48.08%)
                   Treasury bonds and notes (44.12%)

$  2,000,000          February 15, 2006; 5.625%                   $ 1,940,000
$ 13,000,000          May 15, 2009; 5.50%                          12,439,375
$  2,500,000          November 15, 2016; 7.5%                       2,817,969
$  4,500,000          August 15, 2022; 7.25%                        5,055,469
$  6,000,000          August 15, 2028; 5.50%                        5,503,125


                 Treasury bills (3.96%)
$  1,500,000          July 27, 2000                                 1,498,271
$   1,000,000             August 17, 2000                             992,487

                                                                 ------------
                          (cost $28,883,025)                       30,246,696
                                                                 ------------


                 Money market mutual funds (1.83%)
                   Short-Term Income Fund                           1,149,322
                                                                 ------------

                                                                 $ 62,913,184
                                                                 ============

* Nonincome producing


See notes to financial statements

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2000
(unaudited)

Number of Shares                                                   Market Value
----------------                                                   ------------
                  Common stocks (83.43%)
                    Computer and Peripherals (7.58%)
    7,700             Hewlett-Packard Co.                          $   961,538
  *12,000             Sun Microsystems                               1,091,250
                    Computer Software and Service (7.36%)
  *10,400             Microsoft Corp.                                  832,000
  *13,800             Oracle Corp.                                   1,160,063
                    Electrical Equipment (7.22%)
   16,300             Emerson Electric Co.                             984,113
   18,300             General Electric Company                         969,900
                    Electric Utility (central) (2.45%)
   32,900             Northern States Power Co.                        664,169
                    Electric Utility (East) (11.64%)
   20,000             Carolina Power & Light Energy, Inc.              638,750
   21,000             Consolidated Edison, Inc.                        622,125
   20,600             Constellation Energy Group, Inc.                 670,788
   22,300             GPU, Inc.                                        603,494
   26,400             Southern Co.                                     615,450
                    Insurance (3.42%)
   19,200             MBIA, Inc.                                       925,200
                    Home Appliance (3.03%)
   17,600             Whirlpool Corp.                                  820,600
                    Medical Supplies (8.66%)
   12,900             Johnson & Johnson                              1,314,188
   20,700             Medtronic Inc.                                 1,031,119
                    Office Equipment and Supplies (3.44%)
   44,900             Xerox Corp.                                      931,675
                    Personal Care (3.51%)
   16,300             Bristol-Myers Squibb                             949,475
                    Petroleum (4.85%)
    7,700             Chevron Corp.                                    653,056
   12,400             Texaco, Inc.                                     660,300
                    Pharmaceuticals (4.07%)
   14,400             Merck & Co. Inc.                               1,103,400
                    Precision Instrument (.80%)
   *2,955             Agilent Technologies Inc.                        217,931
                    Restaurant (3.35%)
   27,500             McDonalds Corp.                                  905,781
                                                                    ----------
                               subtotal                             19,326,365
                                                                    ----------

STRALEM EQUITY FUND

JUNE 30, 2000
(unaudited)


Number of Shares                                                   Market Value
----------------                                                   ------------

   Balance brought forward                                          $19,326,365
                        Retail Stores (6.15%)
    21,800                The Gap                                       681,250
    17,100                Wal-Mart Stores, Inc.                         985,388
                        Semiconductor (3.85%)
     7,800                Intel Corp.                                 1,042,763
                        Thrift (2.05%)
    13,700                Federal Home Loan Mortgage Corp.              554,850

                                                                     ----------
                                 (cost $22,033,453)                  22,590,616
                                                                     ----------

                         Money Market Mutual Funds (16.57%)
                           Short-term Income Fund                     4,487,055

                                                                     -----------
                                                                     $27,077,671
                                                                     ===========

*Nonincome producing


See notes to financial statements

STRALEM FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2000
(unaudited)

                                              STRALEM               STRALEM
                                                FUND               EQUITY FUND *
                                                ----               -----------
Investment income:

  Interest                                $    948,821              $   80,766
  Dividends                                    151,397                 155,810
                                          ------------              ----------
                                             1,100,218                 236,576
                                          ------------              ----------
Expenses:

  Investment advisory                          303,184                155,656
  Legal fees                                    13,510                 26,072
  Auditing fees                                 12,194                  9,683
Administration expenses                         12,376                    ---
  Directors' fees                                  806                    674
  Taxes                                          1,456                  1,312
  Miscellaneous                                  5,355                  4,073
                                          ------------              ----------
                                               348,881                197,470
                                          ------------              ----------

Net investment income                          751,337                 39,106
                                          ------------              ----------
Net realized gain from security
   transactions                              5,738,121                    ---
Net increase (decrease)
   in unrealized appreciation of
   investments                              (3,778,948)               557,163
                                          ------------              ----------

Net gain on investments                      1,959,173                557,163
                                          ------------              ----------

  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS            $  2,710,510              $ 596,269
                                          ============              =========


* Period from January 18, 2000 (Commencement of Operations) to June 30, 2000


See notes to financial statements

STRALEM FUND
STATEMENT OF CHANGES IN NET ASSETS

STRALEM                                                             STRALEM

                                                                      FUND                             EQUITY
                                                                      ----                             ------
FUND *

                                                       SIX MONTHS                                      SIX MONTHS
                                                          ENDED                    YEAR ENDED            ENDED
                                                      JUNE 30, 2000             DECEMBER 31, 1999     JUNE 30, 2000
                                                     --------------            -----------------      -------------
                                                      (unaudited)                                       (unaudited)

Operations:                                                                                                       ____
   Net investment income                                  $751,337                 $1,246,260                   $39,106
   Net realized gain from security transactions          5,738,121                  1,943,052
   Net increase (decrease) in unrealized
      appreciation of investments                       (3,778,948)                 5,830,174                   557,163
                                                        -----------                 ---------                   -------

                                                         2,710,510                  9,019,486                   596,269
                                                         ----------                 ----------                  -------
                                                            ____                                                  ____

                                                            ____                                                  ____
Distributions to shareholders:
   Investment income                                                               (1,234,581)
   Realized gains                                        ----------                (1,943,052)
                                                                                  ------------               ----------
                                                         ----------                (3,177,633)               ----------
                                                                                  -----------
Capital share transactions:                                                                                      ____
   Proceeds from shares sold                             4,972,656                 13,173,478                26,538,875
   Proceeds from reinvestment of dividends               2,205,366                  3,298,315                    ____
   Cost of shares redeemed                             (12,489,725)                (5,182,756)                 (100,007)
                                                       -------------               -----------                ---------

                                                        (5,311,703)                11,289,037                26,438,868
                                                        -----------                ----------                ----------
                                                                                                                 ____

Increase (decrease) in net assets                       (2,601,193)                17,130,890                27,035,137
Net assets at January 1                                 65,793,120                 48,662,230
                                                        ----------                -----------                ----------

Net assets at end of period                            $63,191,927                $65,793,120               $27,035,137
                                                       ===========                ===========               ===========
Accumulated undistributed net investment
   income at end of period                             $   928,757                $   177,420               $    39,106
                                                       ===========                ===========               ===========
Number of Trust Shares:                                                                                          ____
   Sold                                                    304,142                    850,551                   262,546
   Issued on reinvestment of dividends                     133,902                    217,567
   Redeemed                                             (  752,214)               (   309,443)                (     950)
                                                        ----------               ------------               -----------
   Net increase (decrease) in shares outstanding           314,170                    758,675                   261,596
                                                        ==========               ============               ===========


*Period from January 18, 2000 (Commencement of Operations) to June 30, 2000


See notes to financial statements

STRALEM FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(unaudited)

NOTE A - ORGANIZATION

Stralem Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares of beneficial interest. Stralem Equity Fund commenced operations on January 18, 2000.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1)  Security valuation:

       Investment in securities traded on a national exchange are valued at the last reported sales price on the last business day of the period. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at market value.

(2)  Federal income taxes:

       Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

(3)  Other:

       Security transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. Dividends to shareholders are recorded on the ex-dividend date.


NOTE C - Investment Advisory AgreementS

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to quarterly rate .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Fund for the first $100,000,000 of net asset value decreasing to quarterly rate .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund. The Investment Advisor waived such reimbursement for the current year 2000.

Certain officers and a director of the Trust are also officers of the Investment Advisor.

STRALEM FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(unaudited)

NOTE C - Other Matters

                                                      Fund           Equity Fund
                                                      ----           -----------

(1) Unrealized appreciation at June 30, 2000       $ 19,740,577     $ 1,638,631
    Unrealized depreciation at June 30, 2000         (1,215,117)     (1,081,468)
                                                   ------------     -----------
                                                   $ 18,525,460      $   557,163
                                                   ============      ===========

(2) During the period ended June 30, 2000, there were purchase and sale transactions (excluding short-term securities) as follows:

                                    Purchases               Sales
                                    ---------               -----

         Fund                       $17,200,070          $19,105,602
         Equity Fund                 22,033,402                0


                                           STRALEM FUND
                                  CONDENSED FINANCIAL INFORMATION
 (for a share outstanding for the six months ended June 30, 2000 and throughout the year 1999)

                                                            STRALEM FUND                      STRALEM EQUITY FUND *
                                                            ------------                      ---------------------
                                             SIX MONTHS ENDED              YEAR ENDED            SIX MONTHS ENDED
                                              June 30, 2000             December 31, 1999         June 30, 2000
                                              -------------             -----------------         -------------
                                               (unaudited)                                         (unaudited)

Net Asset Value, beginning of period           $   16.56                  $   15.14                 $100.00
                                               ---------                  ---------                 -------

Income from investment operations

  Net investment income                              .21                        .32                     .19
  Net gains on securities                            .51                       1.90                    3.16
                                               ---------                  ---------                 -------
    Total from investment income                     .72                       2.22                    3.35
                                               ---------                  ---------                 -------

Less distributions:                                  __                                                  __
  Dividends from net investment income               __                        (.31)                     __
  Dividends from capital gains                       __                        (.49)                     __

    Total distributions                                                        (.80)                -------
                                                --------                   --------                 -------

NET ASSET VALUE, END OF PERIOD                  $  17.28                   $  16.56                 $103.35
                                                ========                   ========                 =======
  Total return                                      4.35%                     14.69%                   3.35%

Ratios/supplemental data:
  Net assets, end of period (in thousands)       $63,192                    $65,793                 $27,035


  Ratio of expenses to average net assets           1.08% (1)                  1.35%                   1.85% (1)
  Ratio of net investment income to average
  net assets                                        2.33% (1)                  1.97%                    .37% (1)
  Portfolio turnover rate                          58.00% (1)                 20.00%                      0% (1)


* Period from January 18, 2000 (Commencement of Operations) to June 30, 2000

  (1) Annualized

      See notes to financial statements

                                  STRALEM FUND


                                    OFFICERS

                         PHILIPPE E. BAUMANN, PRESIDENT
                        PHILIPPE LABAUNE, VICE PRESIDENT
                   HIRSCHEL B. ABELSON, SECRETARY & TREASURER
                  JOANN PACCIONE, ASSISTANT TREASURER/SECRETARY

                                    TRUSTEES

                               PHILIPPE E. BAUMANN
                               KENNETH D. PEARLMAN
                                MICHAEL T. RUBIN
                                 JEAN PAUL RUFF

                               INVESTMENT ADVISOR

                         STRALEM & COMPANY INCORPORATED
                                 405 PARK AVENUE
                            NEW YORK, NEW YORK 10022

                                     OFFICE

                                 405 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                            TELEPHONE (212) 888-8123
                               FAX (212) 888-8152


  This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, policies and other important information.